Annual Total Returns [BarChart] - First Trust Consumer Discretionary AlphaDEX Fund - First Trust Consumer Discretionary AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2011	0.98%
2012	15.82%
2013	42.99%
2014	11.63%
2015	(3.81%)
2016	5.13%
2017	19.74%
2018	(11.42%)
2019	24.16%
2020	12.92%